Financing Receivables - Changes (Details) $ in Thousands		6 Months Ended		9 Months Ended	12 Months Ended
		Dec. 31, 2021 USD ($) loan	Jul. 09, 2021 USD ($) loan	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) loan
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance			$ 246	$ 246
Provision for credit losses		$ 1,217	1,172		$ 1,350
Ending Balance		386			246
Financing Receivable [Roll Forward]
Beginning Balance			40,613	40,613
Provision for credit losses		(1,217)	(1,172)		(1,350)
Ending Balance		71,152			40,613
Advances
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		211	121	121	215
Provision for credit losses			90		(94)
Ending Balance		238	211		121
Financing Receivable [Roll Forward]
Beginning Balance			35,280	35,280
Provision for credit losses			(90)		94
Ending Balance		66,839			35,280
Advances | Revision Of Prior Period, Including Business Combination Fair Value Adjustments, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses		358
Realized losses		(120)
Ending Balance		238
Financing Receivable [Roll Forward]
Provision for credit losses		(358)
Loans and Loan Participations
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning Balance		111	125	125	96
Provision for credit losses			1,082		1,444
Realized losses			(1,096)		(1,415)
Ending Balance		148	111		125
Financing Receivable [Roll Forward]
Beginning Balance		4,712	5,333	5,333
Purchases, net	[1]		1,170		2,839
Proceeds from principal repayments, net			(832)		(1,316)
Accretion of loan discount			123		124
Provision for credit losses			(1,082)		(1,444)
Ending Balance		4,313	4,712		5,333
Loans and Loan Participations | Revision Of Prior Period, Including Business Combination Fair Value Adjustments, Adjusted Balance
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses		859
Realized losses		(711)
Ending Balance		148
Financing Receivable [Roll Forward]
Beginning Balance		5,105	5,333	5,333	5,130
Purchases, net	[1]	716
Proceeds from principal repayments, net		(710)
Accretion of loan discount		61
Provision for credit losses		(859)
Ending Balance		4,313	5,105		5,333
Residential solar loans
Financing Receivable [Roll Forward]
Purchases, net		$ 0	$ 100		$ 1,600
Number of loans purchased | loan		0	54		1,007
Indirect Channel Loans
Financing Receivable [Roll Forward]
Purchases, net		$ 400		$ 1,100	$ 1,200
Number of loans purchased | loan		20	51		49

[1]	During the year ended December 31, 2020, Sunlight purchased (i) 5.0% participation interests in 1,007 loans with an aggregate UPB of $1.6 million as well as (ii) 49 Indirect Channel Loans with an aggregate UPB $1.2 million. During the periods July 10, 2021 through December 31, 2021 and January 1, 2021 through July 9, 2021, Sunlight purchased (i) 5.0% participation interests in 0 and 54 loans with an aggregate UPB of $0.0 million and $0.1 million as well as (ii) 20 and 51 Indirect Channel Loans with an aggregate UPB of $0.4 million and $1.1 million, respectively.